Cover Page	Oct. 14, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 14, 2026
Entity Registrant Name	LanzaTech Global, Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-40282
Entity Tax Identification Number	92-2018969
Entity Address, Address Line One	8045 Lamon Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Skokie
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60077
City Area Code	847
Local Phone Number	324-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001843724
Amendment Flag	false
Common Stock, par value $0.0000001 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0000001 per share
Trading Symbol	LNZA
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	LNZAW
Security Exchange Name	NASDAQ